Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes
Net income before income taxes	$ 11,142	$ 35,396	$ 53,525
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(3,787)	(12,036)	(18,197)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,319	1,329	1,234
Different jurisdictional tax rates for companies abroad	969	579	822
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(502)	(530)	(763)
Tax incentives	101	303	187
Effects of the global minimum tax	(91)
Internal transfer prices adjustments for operations between related parties abroad (2)	(92)
Tax loss carryforwards (unrecognized tax losses) (3)	93	23	221
Enrollment in the tax settlement program (4)	(145)
Post-employment benefits (5)	(1,280)	(348)	(394)
Results of equity-accounted investments in Brazil and abroad	(233)	(88)	87
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	113	54	33
Others	2	(313)
Income taxes	(3,537)	(10,401)	(16,770)
Deferred income taxes	4,046	(876)	(906)
Current income taxes	$ (7,583)	$ (9,525)	$ (15,864)
Effective tax rate of income taxes	31.70%	29.40%	(31.30%)